Supplemental of Cash Flows - Changes in liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Ending	$ 46,355	$ 44,129
Changes in liabilities arising from financing activities [abstract]
Financing Activities	(1,700)	(3,255)
Non-cash depreciation	372	204
Non-cash others	(6,341)	5,277
Ending	38,686	46,355
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Ending	7,577	4,675
Changes in liabilities arising from financing activities [abstract]
Financing Activities	(1,700)	(3,255)
Non-cash depreciation	372	204
Non-cash others	(1,577)	5,953
Ending	4,672	7,577
Current portion of borrowings with related party | Controlling shareholder
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Ending	38,778	0
Changes in liabilities arising from financing activities [abstract]
Financing Activities	0	0
Non-cash depreciation	0	0
Non-cash others	(38,778)	38,778
Ending	0	38,778
Long-term borrowings with related party | Controlling shareholder
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Ending	0	39,454
Changes in liabilities arising from financing activities [abstract]
Financing Activities	0	0
Non-cash depreciation	0	0
Non-cash others	34,014	(39,454)
Ending	$ 34,014	$ 0